Property, Plant and Equipment (Summary of Reconciliation of Changes in Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 19,660
Property, plant and equipment - ROU assets - IFRS Adjustment	1,108	$ 1,019
Acquisitions (Note 25)	10	77
Additions	1,768	1,418
Additions - ROU	378	323
Disposals	86	48
Transfers	0	0
Foreign currency translation and other	(101)	35
Depreciation	(1,287)	(1,379)
Depreciation - ROU	307	279
Impairment	33	824
Ending balance	20,016	19,660
Pre-Tax [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment	33	824
Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,641
Ending balance	18,908	18,641
Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	19,660	20,335
Ending balance	20,016	19,660
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	33,122
Ending balance	34,818	33,122
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(13,462)
Ending balance	(14,802)	(13,462)
Property Plant and Equipment [Member] | Pre-Tax [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment	19	822
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	29	29
Acquisitions (Note 25)	2	8
Additions	7	25
Additions - ROU	0	0
Disposals	29	5
Transfers	38	46
Foreign currency translation and other	2	(15)
Depreciation	(35)	(39)
Depreciation - ROU	2	2
Impairment	$ 0	88
Useful Life Range	4 – 85
Land Improvements 1 [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,061
Ending balance	1,044	1,061
Land Improvements 1 [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,090	1,160
Ending balance	1,073	1,090
Land Improvements 1 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,530
Ending balance	1,547	1,530
Land Improvements 1 [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(440)
Ending balance	(474)	(440)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	375	319
Acquisitions (Note 25)	3	27
Additions	18	91
Additions - ROU	140	24
Disposals	21	9
Transfers	142	58
Foreign currency translation and other	(34)	0
Depreciation	(191)	(198)
Depreciation - ROU	57	55
Impairment	$ 0	42
Useful Life Range	1 – 65
Buildings and Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 5,986
Ending balance	5,930	5,986
Buildings and Improvements [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,305	6,409
Ending balance	6,305	6,305
Buildings and Improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,377
Ending balance	8,584	8,377
Buildings and Improvements [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,072)
Ending balance	(2,279)	(2,072)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	704	671
Acquisitions (Note 25)	5	42
Additions	97	224
Additions - ROU	238	299
Disposals	35	34
Transfers	874	923
Foreign currency translation and other	(41)	30
Depreciation	(991)	(1,060)
Depreciation - ROU	248	222
Impairment	$ 14	507
Useful Life Range	1 – 80
Machinery And Equipment [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 9,665
Ending balance	9,517	9,665
Machinery And Equipment [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,336	10,641
Ending balance	10,221	10,336
Machinery And Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	19,730
Ending balance	20,627	19,730
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(9,394)
Ending balance	(10,406)	(9,394)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Acquisitions (Note 25)	0	0
Additions	0	1
Additions - ROU	0	0
Disposals	0	0
Transfers	145	164
Foreign currency translation and other	55	30
Depreciation	(70)	(82)
Depreciation - ROU	0	0
Impairment	$ 0	137
Useful Life Range	1 – 60
Mine development costs [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 723
Ending balance	853	723
Mine development costs [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	723	747
Ending balance	853	723
Mine development costs [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,279
Ending balance	2,496	2,279
Mine development costs [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,556)
Ending balance	(1,643)	(1,556)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Acquisitions (Note 25)	0	0
Additions	1,646	1,077
Additions - ROU	0	0
Disposals	1	0
Transfers	(1,199)	(1,191)
Foreign currency translation and other	(83)	(10)
Depreciation	0	0
Depreciation - ROU	0	0
Impairment	5	48
Assets Under Construction [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,206
Ending balance	1,564	1,206
Assets Under Construction [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,206	1,378
Ending balance	1,564	1,206
Assets Under Construction [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,206
Ending balance	1,564	1,206
Assets Under Construction [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0
Ending balance	$ 0	$ 0